Consolidated statement of financial position (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class A common stock [member]
Statement [LineItems]
Common stock, shares issued	33,835,747	33,816,276
Common stock, shares outstanding	31,337,856	31,257,686
Class B common stock [member]
Statement [LineItems]
Common stock, shares issued	10,938,125	10,938,125
Common stock, shares outstanding	10,938,125	10,938,125
Common stock, no par value	$ 0	$ 0